Supplement to
              Current Statement of Additional Information
                        for the following Funds





  Delaware American Government Bond Fund
  Delaware American Services Fund
  Delaware Balanced Fund
  Delaware Blue Chip Fund
  Delaware Corporate Bond Fund
  Delaware Decatur Equity Income Fund
  Delaware DelCap Fund
  Delaware Delchester Fund
  Delaware Devon Fund
  Delaware Diversified Growth Fund
  Delaware Diversified Value Fund
  Delaware Emerging Markets Fund
  Delaware Extended Duration Bond Fund
  Delaware Global Bond Fund
  Delaware Global Equity Fund
  Delaware Global Opportunities Fund
  Delaware Growth and Income Fund
  Delaware Growth Stock Fund
  Delaware High-Yield Opportunities Fund
  Delaware International Equity Fund
  Delaware International Small Cap Fund
  Delaware Large Cap Growth Fund
  Delaware Latin America Fund
  Delaware Limited-Term Government Fund
  Delaware Mid-Cap Value Fund
  Delaware New Europe Fund
  Delaware New Pacific Fund
  Delaware Overseas Equity Fund
  Delaware REIT Fund
  Delaware Research Fund
  Delaware Retirement Income Fund
  Delaware Select Growth Fund
  Delaware Small Cap Contrarian Fund
  Delaware Small Cap Value Fund
  Delaware Social Awareness Fund
  Delaware Strategic Income Fund
  Delaware Technology and Innovation Fund
  Delaware Trend Fund
  Delaware U.S. Government Securities Fund
  Delaware U.S. Growth Fund



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Purchase of Class A Shares at net asset value may also be
  made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. has a product participation agreement with the sponsor of the alliance program.